5. PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 –PREPAID EXPENSES AND OTHER CURRENT ASSETS

Summaries of prepaid expenses and other current assets are as follows:

	June 30,	December 31,
	2013	2012
	(unaudited)

Temporary advances to employees	$289	$197
Prepaid interest expenses	437	51
Prepaid rent	1,302	1,632
Prepaid other taxes	24	81
Prepaid fuel charges	42	46
Prepaid insurance	—	1,365
Other current assets	9,197	1,140
Total	$11,291	$4,512

Prepaid insurance mainly includes the insurance premium of directors and officers liability insurance of the Company and the amount prepaid by the Company on behalf of the customers for its insurance agency business. Other current assets mainly include short-term advances made to third parties, such as to petrol companies and to customers for insurance claims and as of June 30, 2013 includes $6.5 million advanced to an unrelated third party named Hebei Five Parties Real Estate Development Company, which was subsequently repaid in August 2013.